UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended September 30, 2012
This is not an Amendment

Institutional Investment Manager Filing this Report:

Name: Quantum Capital Management, LLC.

Address: 105 East Mill Road
         Northfield, NJ 08225

13F File Number: 28-14402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit, that all informations contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hughes
Title:  President
Phone:  609-677-4949

Signature, Place, Date of Signing

 John Hughes                  Northfield, NJ            November 7, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]                [Date]

Report Type:

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                  -----------------------

Form 13F Information Table Entry Total:            55
                                                  -----------------------

Form 13F Information Table Value Total:            $184,365 (x thousand)
                                                  -----------------------


List of Other Included Managers:


D


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                           Form 13F Information Table


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FORM 13F INFORMATION TABLE



    COLUMN 1                  COLUMN 2        COLUMN 3 COLUMN 4   COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
                              TITLE OF                  VALUE     SHARES/ SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
 NAME OF ISSUER                CLASS           CUSIP   (X$1000)   PRN AMT PRN CALL  DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------
Autodesk Inc               COM               052769106     417     12501   SH         Sole              12501
Autoliv Inc                COM               052800109     725     11700   SH         Sole              11700
Berkshire Hathaway Inc Del COM NEW           084670702    2034     23059   SH         Sole              23059
Borgwarner Inc             COM               099724106     691     10000   SH         Sole              10000
C H Robinson Worldwide Inc COM NEW           12541W209    7955    135792   SH         Sole             135792
CSX Corp                   COM               126408103    3118    150246   SH         Sole             150246
Cass Information Sys Inc   COM               14808P109    7315    174288   SH         Sole             174288
Companhia de Bebidas das AmSPON ADR PFD      20441W203    4549    118889   SH         Sole             118889
Copart Inc                 COM               217204106   12179    439287   SH         Sole             439287
Credit Accep Corp Mich     COM               225310101     376      4402   SH         Sole               4402
Donaldson Inc              COM               257651109   10548    303879   SH         Sole             303879
Eldorado Gold Corp New     COM               284902103     355     23301   SH         Sole              23301
Fidelity National FinancialCL A              31620R105    4064    190001   SH         Sole             190001
Franco Nevada Corp         COM               351858105     330      5601   SH         Sole               5601
Gentex Corp                COM               371901109    1886    111001   SH         Sole             111001
Gold Resource Corp         COM               38068T105     317     14801   SH         Sole              14801
Google Inc Class A         CL A              38259P508    3316      4395   SH         Sole               4395
Harman Intl Inds Inc       COM               413086109     369      8001   SH         Sole               8001
Intrepid Potash Inc        COM               46121Y102    2183    101624   SH         Sole             101624
iShares TR                 FTSE CHINA25 IDX  464287184       0         1   SH         Sole                  1
iShares TR                 IBOXX INV CPBD    464287242   20784    170680   SH         Sole             170680
iShares Silver Trust       ISHARES           46428Q109       1        27   SH         Sole                 27
iShares TR                 BARCLYS MBS BD    464288588    1101     10089   SH         Sole              10089
ITAU Unibanco HLDG SA      SPON ADR REP PFD  465562106     306     20001   SH         Sole              20001
Johnson Ctls Inc           COM               478366107     726     26501   SH         Sole              26501
Landstar Sys Inc           COM               515098101     567     12001   SH         Sole              12001
LKQ Corp                   COM               501889208    9165    496091   SH         Sole             496091
Market Vectors ETF TR      BRAZL SMCP ETF    57060U613       0         1   SH         Sole                  1
Market Vectors ETF TR      GOLD MINER ETF    57060U100    5341     99478   SH         Sole              99478
Market Vectors ETF TR      JR GOLD MINERS E  57060U589    1236     50001   SH         Sole              50001
Mercadolibre Inc           COM               58733R102     826     10001   SH         Sole              10001
Microsoft Corp             COM               594918104   12383    416102   SH         Sole             416102
Mosaic Co New              COM               61948C103    1152     20000   SH         Sole              20000
New Gold Inc CDA           COM               644535106     318     26001   SH         Sole              26001
Nicholas Financial Inc     COM NEW           65373J209    1732    134152   SH         Sole             134152
Nordson Corp               COM               655663102     673     11502   SH         Sole              11502
Norfolk Southern Corp      COM               655844108    3267     51340   SH         Sole              51340
Potash Corp Sask Inc       COM               73755L107    1086     25001   SH         Sole              25001
Progressive Corp Ohio      COM               743315103   13712    661133   SH         Sole             661133
Proshares TR               PSHS ULPROSH NEW  74348A632       1        24   SH         Sole                 24
Proshares TR II            ULTRASHRT EURO    74347W882       0         1   SH         Sole                  1
Proshares TR               ULTSHT CHINA 25   74347X567    2298     91868   SH         Sole              91868
Proshares TR               PSHS ULSHRUS2000  74348A202    2842    105753   SH         Sole             105753
Royal Gold Inc             COM               780287108     350      3501   SH         Sole               3501
Rubicon Minerals Corp      COM               780911103     310     83001   SH         Sole              83001
S E I Investments Co       COM               784117103   18800    876865   SH         Sole             876865
Sprott Physical Gold Trust UNIT              85207H104    3607    237282   SH         Sole             237282
Sun Hydraulics Corp        COM               866942105    2505     94298   SH         Sole              94298
TD Ameritrade Hldg Corp    COM               87236Y108     738     48000   SH         Sole              48000
Tupperware Brands Corp     COM               899896104   14142    263899   SH         Sole             263899
Vanguard Star FD           INTL STK IDXFD    921909768     226      5119   SH         Sole               5119
Vanguard Index Fds         TOTAL STK MKT     922908769     232      3150   SH         Sole               3150
Vistaprint N V             SHS               N93540107     285      8340   SH         Sole               8340
XPO Logistics Inc          COM               983793100     590     48201   SH         Sole              48201
Yamana Gold Inc            COM               98462Y100     336     17601   SH         Sole              17601


Total $184,365

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